Earnings Per Share - Basic And Diluted Earnings Per Share (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attribute to controlling interest	₩ 6,606,727,454,113	₩ 1,581,207,551,926	₩ 1,864,405,092,477
Interests of hybrid bonds, net of tax	₩ (6,669,999,999)	₩ (6,688,273,972)	₩ (6,669,999,999)
Weighted-average number of common shares outstanding	75,696,150	79,120,963	80,113,759
Basic earnings per share	₩ 87,191	₩ 19,900	₩ 23,189
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(11,490,685)	(8,065,872)	(7,073,076)
Weighted-average number of common shares outstanding	75,696,150	79,120,963	80,113,759